DIVIDENDS AND INTEREST RECEIVABLE	12 Months Ended
Dec. 31, 2023
DIVIDENDS AND INTEREST RECEIVABLE
DIVIDENDS AND INTEREST RECEIVABLE

NOTE 12 – DIVIDENDS AND INTEREST RECEIVABLE

The amounts refer to dividends and interest on own capital receivable, net of withholding income tax, when applicable, resulting from investments in associates maintained by the Company.

	12/31/2023	12/31/2022
Current
Associates
Companhia de Transmissão de Energia Elétrica Paulista S.A. - CTEEP	441,138	250,310
Lajeado Energia S.A.	114,242	22,000
Belo Monte Transmissora de Energia S.A. - BMTE	48,386	41,898
Goiás Transmissão S.A.	43,654	19,783
Interligação Eletrica do Madeira S.A. - IE Madeira	42,718	50,116
Transenergia São Paulo S.A.	19,813	8,275
CEB Lajeado S.A.	17,605	28,163
Mata de Santa Genebra Transmissão S.A.	13,782	13,280
Interligação Elétrica Garanhuns S.A. - IE Garanhuns	12,525	21,867
Others	117,695	252,183
	871,558	707,875

Accounting Policy

Remuneration for equity related to the Company’s investments in the capital stock of its subsidiaries and associates, see note 17, is recognized in assets when these investees allocate dividends and equity interest to their shareholders.